Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Schedule of Segment Reporting Information, by Segment
the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
North America
Local - Third-party and other	$762,314	$701,312	$674,605
Goods:
Third-party	9,068	7,151	5,966
Direct	1,297,810	1,257,548	1,074,913
Travel - Third-party	82,577	81,731	68,977
Total North America revenue (1)	$2,151,769	$2,047,742	$1,824,461

International
Local - Third-party and other	$270,045	$335,112	$443,456
Goods:
Third-party	32,681	65,361	92,691
Direct	509,364	447,119	429,785
Travel - Third-party	49,756	59,482	68,253
Total International revenue (1)	$861,846	$907,074	$1,034,185

(1)
North America includes revenue from the United States of $2,120.3 million, $2,022.5 million and $1,784.6 million for the years ended December 31, 2016, 2015 and 2014, respectively. Direct revenue transactions in the International Goods category have been transacted through a Switzerland-based subsidiary. As a result, International includes revenue from Switzerland of $551.7 million, $496.2 million and $468.7 million for the years ended December 31, 2016, 2015 and 2014, respectively. There were no other individual countries that represented more than 10% of consolidated total revenue for the years ended December 31, 2016, 2015 and 2014. Revenue is attributed to individual countries based on the domicile of the legal entities within the Company's consolidated group that undertook those transactions.

The following table summarizes gross profit by reportable segment for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
North America
Local - Third-party and other	$660,983	$600,893	$581,067
Goods:
Third-party	7,470	5,931	5,112
Direct	152,739	127,720	88,810
Travel - Third-party	64,355	67,027	56,994
Total North America gross profit	$885,547	$801,571	$731,983

International
Local - Third-party and other	$250,435	$310,842	$404,912
Goods:
Third-party	27,976	55,141	71,398
Direct	71,504	68,036	76,007
Travel - Third-party	45,191	52,220	61,261
Total International gross profit	$395,106	$486,239	$613,578
The following table summarizes operating income by reportable segment for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Operating income (1):
North America	$(85,423)	$(107,836)	$(31,716)
International	(14,815)	37,165	67,954
Total operating income	$(100,238)	$(70,671)	$36,238

(1)
Includes stock-based compensation of $104.7 million, $124.1 million and $99.9 million for North America and $10.4 million, $14.7 million and $12.0 million for International for the years ended December 31, 2016, 2015 and 2014, respectively.

Schedule of Segment Assets
The following table summarizes the Company's total assets by reportable segment as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
North America (1)	$1,122,261	$1,063,595
International	563,864	647,605
Assets of discontinued operations	75,252	85,064
Consolidated total assets	$1,761,377	$1,796,264

(1)
North America contains assets from the United States of $1,057.6 million and $1,018.2 million as of December 31, 2016 and 2015, respectively. International contains assets from Ireland of $203.2 million as of December 31, 2016. There were no other individual countries that represented more than 10% of consolidated total assets as of December 31, 2016 and 2015, respectively.

Schedule of Long-lived Assets by Segment
The following table summarizes the Company's tangible property and equipment, net of accumulated depreciation and amortization, by reportable segment as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
North America (1)	$69,577	$87,050
International (2)	24,206	28,290
Consolidated total	$93,783	$115,340

(1)	Substantially all tangible property and equipment within North America is located in the United States.

(2)
Tangible property and equipment, net located within Ireland represented approximately 17% and 11% of the Company's consolidated tangible property and equipment, net as of December 31, 2016 and 2015, respectively. There were no other individual countries located outside of the United States that represented more than 10% of consolidated tangible property and equipment, net as of December 31, 2016 and 2015.

Property, Plant and Equipment and Intangible Asset Depreciation and Amortization
Depreciation and amortization expense on property, equipment and software is classified as follows in the accompanying consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Cost of revenue - third-party and other	$21,277	$16,299	$8,995
Cost of revenue - direct	10,616	9,178	4,796
Selling, general and administrative	85,068	85,595	77,916
Total	$116,961	$111,072	$91,707
The following table summarizes depreciation and amortization of property, equipment and software and intangible assets by reportable segment for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
North America	$116,865	$108,973	$83,106
International	19,044	20,409	27,717
Consolidated total	$135,909	$129,382	$110,823

Schedule of capital expenditures
The following table summarizes the Company's expenditures for additions to tangible long-lived assets by reportable segment for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
North America	$9,770	$10,207	$6,775
International	5,255	16,570	20,592
Consolidated total	$15,025	$26,777	$27,367